Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employees contributions maximum	50.00%
Percentage of company matches of employees contributions maximum	3.00%
Employee vesting period	Two years of service
Employer contributions for benefit plans	$ 36	$ 28	$ 22